Document and Entity Information	Nov. 07, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	EXXON MOBIL CORP
Amendment Flag	false
Entity Central Index Key	0000034088
Document Type	8-K
Document Period End Date	Nov. 07, 2025
Entity Incorporation State Country Code	NJ
Entity File Number	1-2256
Entity Tax Identification Number	13-5409005
Entity Address, Address Line One	22777 Springwoods Village Parkway
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389-1425
City Area Code	(972)
Local Phone Number	940-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, without par value
Trading Symbol	XOM
Security Exchange Name	NYSE
Zero Point Five Two Four Percent Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.524% Notes due 2028
Trading Symbol	XOM28
Security Exchange Name	NYSE
Zero Point Five Two Four Percent Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.835% Notes due 2032
Trading Symbol	XOM32
Security Exchange Name	NYSE
One Point Four Zero Eight Percent Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.408% Notes due 2039
Trading Symbol	XOM39A
Security Exchange Name	NYSE